Long-Term Debt - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014 Senior Notes [Member]	Dec. 28, 2013 Senior Notes [Member]	Jan. 17, 2014 Senior Notes [Member]	Dec. 29, 2012 Senior Notes [Member]	Jan. 31, 2012 Senior Notes [Member]	Jun. 28, 2014 Senior Secured Credit Facility, Revolver [Member]	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member]	Jan. 31, 2012 Senior Secured Credit Facility, Revolver [Member]	Jun. 28, 2014 Senior Secured Credit Facility [Member]	Dec. 28, 2013 Senior Secured Credit Facility [Member]	Dec. 29, 2012 Senior Secured Credit Facility [Member]	Jan. 30, 2012 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member] Senior Notes [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Senior Notes [Member]	Jan. 30, 2012 Continental Cement Company, L.L.C. [Member] Senior Notes [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member] Senior Secured Credit Facility, Revolver [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Senior Secured Credit Facility, Revolver [Member]	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member] Senior Secured Credit Facility [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Senior Secured Credit Facility [Member]
Long Term Debt Maturities Repayments Of Principal [Line Items]
Debt due to Summit Materials	$ 927,780,000		$ 669,890,000															$ 155,100,000		$ 155,608,000	$ 156,400,000
Interest expense	40,470,000	27,849,000	56,443,000	58,079,000	47,784,000													5,894,000	5,635,000	11,053,000	12,622,000	14,621,000
Interest rate - revolving credit commitments																											3.70%
Refinance of Summit Materials consolidated outstanding indebtedness																	142,700,000
Long term debt due to Summit Materials																	156,800,000				156,842,000			60,300,000					95,300,000
Charge on earnings related to financing fees on debt repaid	470,000	1,629,000	3,256,000	3,266,000	2,335,000															300,000
Maturity date						Jan. 31, 2020	Jan. 31, 2020							Jan. 30, 2019	Jan. 30, 2019								Jan. 31, 2020	Jan. 31, 2020				Jan. 30, 2019	Jan. 30, 2019
Maturity date of debt instrument											Jan. 30, 2017	Jan. 30, 2017														Jan. 30, 2017	Jan. 30, 2017
Debt instrument, face amount						510,000,000	250,000,000	260,000,000	250,000,000	250,000,000			150,000,000	422,000,000	419,900,000	419,900,000							510,000,000	250,000,000	250,000,000	150,000,000	150,000,000
Maximum borrowing capacity on credit facility											62,200,000				422,000,000													422,000,000	422,000,000
Interest rate										10.50%															10.50%	3.70%
Interest costs on debt																		5,600,000	5,500,000
Long term debt due to Summit Materials	$ 109,246,000	$ 61,343,000	$ 188,424,000	$ 697,438,000	$ 49,000,000																		$ 60,300,000	$ 60,300,000				$ 94,800,000	$ 95,300,000